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07071073

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

ation Required of a Self-Regulatory Organization Listing and Trading a New
rities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Defined Mid Cap Core Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

FNX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

May 10, 2007

SEC 2449 (1/99)

~~Act~~	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 11 2007

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 11 2007
DIVISION OF MARKET REGULATION

Via Overnight Mail

May 10, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – First Trust Exchange-Traded AlphaDEX™ Fund**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- First Trust Consumer Discretionary AlphaDEX™ Fund (Ticker Symbol FXD);
- First Trust Consumer Staples AlphaDEX™ Fund (Ticker Symbol FXG);
- First Trust Energy AlphaDEX™ Fund (Ticker Symbol FXN);
- First Trust Financials AlphaDEX™ Fund (Ticker Symbol FXO);
- First Trust Health Care AlphaDEX™ Fund (Ticker Symbol FXH);
- First Trust Industrials AlphaDEX™ Fund (Ticker Symbol FXR);
- First Trust Materials AlphaDEX™ Fund (Ticker Symbol FXZ);
- First Trust Technology AlphaDEX™ Fund (Ticker Symbol FXL);
- First Trust Utilities AlphaDEX™ Fund (Ticker Symbol FXU);
- First Trust Large Cap Core AlphaDEX™ Fund (Ticker Symbol FEX);
- First Trust Mid Cap Core AlphaDEX™ Fund (Ticker Symbol FNX);
- First Trust Small Cap Core AlphaDEX™ Fund (Ticker Symbol FYX);
- First Trust Large Cap Growth Opportunities AlphaDEX™ Fund (Ticker Symbol FTC);

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 11 2007

END

- First Trust Large Cap Value Opportunities AlphaDEX™ Fund (Ticker Symbol FTA);
- First Trust Multi Cap Growth AlphaDEX™ Fund (Ticker Symbol FAD); and
- First Trust Multi Cap Value AlphaDEX™ Fund (Ticker Symbol FAB).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

END